FAIR VALUE CHANGES	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
FAIR VALUE CHANGES	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Investment properties	$(50)	$35	$(161)	$(80)
Transaction related expenses, net of income	(57)	(22)	(83)	50
Financial instruments	1,004	509	1,498	599
Impairment and provisions	(230)	(118)	(353)	(464)
Other fair value changes	(694)	393	(971)	(132)
	$(27)	$797	$(70)	$(27)